SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details) - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,635,000
Amortization of debt discount and fair value for pre-delivery shares	(135,000)	$ 1,421,069
Debt discount of fair value for pre-delivery Shares	(1,499,150)	1,499,150
Interest accrued	11,970	1,382,664
Convertible Notes Principal and accrued interest		12,820
Principal and accrued accrued interest converted into Common stock	(11,970)	(1,382,664)
Convertible Notes Principal and accrued interest	$ 12,820	$ 51,225